Vanguard® California Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
California (99.2%)
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	125	68
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	150	153
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/45	30	34
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	70	70
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	50	54
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	50	52
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	110	114
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	5	5
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	200	201
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	100	67
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	80	78
	Bay Area Toll Authority Highway Revenue Tolls	5.000%	4/1/26	35	37
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	15	15
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	60	68
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	30	23
	Beverly Hills Unified School District CA GO	0.000%	8/1/34	30	21
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/53	40	44
	California Department of Water Resources Water Revenue	5.000%	12/1/24	50	51
	California Department of Water Resources Water Revenue	5.000%	12/1/24	125	127
	California Department of Water Resources Water Revenue	5.000%	12/1/33	60	68
	California Department of Water Resources Water Revenue	5.000%	12/1/34	60	70
	California Department of Water Resources Water Revenue (Central Valley Revenue)	5.000%	12/1/33	50	61
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	75	76
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	195	240
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	159
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	50	32
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	10	11
	California GO	5.000%	3/1/24	10	10

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	4/1/24	5	5
California GO	5.000%	4/1/24	50	50
California GO	5.000%	4/1/24	130	130
California GO	5.000%	8/1/24	25	25
California GO	5.000%	8/1/24	35	35
California GO	5.000%	9/1/24	75	76
California GO	5.000%	9/1/24	10	10
California GO	5.000%	10/1/24	20	20
California GO	5.000%	11/1/24	75	76
California GO	5.000%	3/1/25	5	5
California GO	5.000%	8/1/25	65	67
California GO	5.000%	8/1/25	10	10
California GO	5.000%	9/1/25	70	72
California GO	5.000%	9/1/25	45	46
California GO	5.000%	9/1/25	95	98
California GO	5.000%	9/1/26	95	100
California GO	5.000%	10/1/26	80	85
California GO	5.000%	4/1/27	70	75
California GO	5.000%	8/1/27	195	206
California GO	5.000%	8/1/27	80	86
California GO	5.000%	10/1/27	50	52
California GO	5.000%	11/1/28	90	100
California GO	5.000%	3/1/29	175	196
California GO	5.000%	4/1/29	85	95
California GO	5.000%	4/1/29	55	62
California GO	5.000%	8/1/29	20	21
California GO	5.000%	8/1/29	20	21
California GO	5.000%	8/1/29	5	5
California GO	5.000%	9/1/29	5	5
California GO	5.000%	9/1/29	20	21
California GO	5.000%	11/1/29	15	16
California GO	5.000%	4/1/30	90	103
California GO	5.000%	8/1/30	165	179
California GO	5.000%	8/1/30	65	68
California GO	5.000%	10/1/30	125	144
California GO	5.000%	10/1/30	300	346
California GO	5.000%	12/1/30	195	226
California GO	5.000%	3/1/31	55	63
California GO	5.000%	9/1/31	70	74
California GO	5.000%	10/1/31	55	62
California GO	5.000%	10/1/31	95	112
California GO	5.000%	4/1/32	10	11
California GO	5.000%	11/1/32	15	17
California GO	5.000%	12/1/32	200	209
California GO	5.000%	3/1/33	50	57
California GO	5.000%	4/1/33	155	173
California GO	5.000%	4/1/33	200	237
California GO	5.000%	8/1/33	60	63
California GO	5.000%	8/1/34	50	52
California GO	4.000%	9/1/34	65	66
California GO	5.000%	12/1/34	70	81
California GO	5.000%	4/1/35	30	33
California GO	4.000%	9/1/35	50	51
California GO	5.000%	9/1/35	200	236
California GO	4.000%	11/1/35	200	207
California GO	5.000%	12/1/35	15	17
California GO	4.000%	3/1/36	50	53
California GO	4.000%	9/1/36	105	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	10/1/36	30	32
	California GO	4.000%	9/1/37	200	202
	California GO	5.000%	9/1/37	8	9
	California GO	3.000%	10/1/37	50	47
	California GO	5.000%	11/1/37	75	80
	California GO	5.000%	11/1/37	80	94
	California GO	5.000%	9/1/39	100	116
	California GO	5.000%	10/1/39	50	58
	California GO	4.000%	3/1/40	75	78
	California GO	4.000%	10/1/41	75	78
	California GO	5.000%	4/1/42	245	278
	California GO	5.000%	9/1/42	125	142
	California GO	4.000%	2/1/43	100	100
	California GO	2.375%	12/1/43	100	74
	California GO	5.000%	12/1/43	110	122
	California GO	5.000%	10/1/45	75	85
	California GO	5.250%	10/1/45	55	64
	California GO	3.000%	3/1/46	10	8
	California GO	2.375%	10/1/46	50	35
	California GO	4.000%	10/1/50	150	151
	California GO	3.000%	11/1/50	150	119
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/42	15	16
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	80	85
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	115	126
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	105	115
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	230	253
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	95	107
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	25	25
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	90	93
[5]	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/48	50	51
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	200	213
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	200	57
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	85	85
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	105	106
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	50	51
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	90	104
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	75	89
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	100	117
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	30	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/45	130	148
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	30	30
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	35	36
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	70	74
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	115	138
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	200	222
	California State University College & University Revenue	5.000%	11/1/26	80	84
	California State University College & University Revenue	5.000%	11/1/28	75	79
	California State University College & University Revenue	5.000%	11/1/30	185	195
	California State University College & University Revenue	4.000%	11/1/34	100	102
	California State University College & University Revenue	5.000%	11/1/35	15	17
	California State University College & University Revenue	3.200%	11/1/37	30	29
	California State University College & University Revenue	4.000%	11/1/37	40	40
	California State University College & University Revenue	5.000%	11/1/37	40	43
	California State University College & University Revenue	4.000%	11/1/38	10	10
	California State University College & University Revenue	5.000%	11/1/47	65	67
	California State University College & University Revenue	5.000%	11/1/49	60	65
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	75	75
	Chino Valley Unified School District GO	5.000%	8/1/55	70	75
[6]	Clovis Unified School District GO	0.000%	8/1/29	70	59
	Coast Community College District GO	3.000%	8/1/39	35	32
	Coast Community College District GO	0.000%	8/1/41	100	48
	Coast Community College District GO, Prere.	5.000%	8/15/25	100	103
	Corona-Norco Unified School District GO	3.000%	8/1/44	20	17
	Desert Community College District GO	4.000%	8/1/51	200	198
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	10	10
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	65	67
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	150	163
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	200	205
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	75	81
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	160	174
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	65	70
[5]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	50	58
	El Monte Union High School District GO	0.000%	6/1/44	200	80
	El Monte Union High School District GO	0.000%	6/1/46	100	36
[7]	Elk Grove Unified School District COP	3.125%	2/1/40	20	18
	Foothill-De Anza Community College District GO	4.000%	8/1/40	35	35
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	250	248
	Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, ETM	0.000%	1/1/30	50	43
	Fremont Union High School District GO	4.000%	8/1/46	50	50
	Glendale CA Community College District GO	5.250%	8/1/41	20	22
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	50	52
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/38	20	21
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/41	80	83
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/25	70	72
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/49	25	27
	Los Angeles CA Community College District GO	5.000%	8/1/24	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/27	35	38
	Los Angeles CA Community College District GO	4.000%	8/1/35	50	51
	Los Angeles CA Community College District GO	4.000%	8/1/36	10	10
	Los Angeles CA Community College District GO	4.000%	8/1/38	125	126
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	30	30
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	15	15
	Los Angeles CA Unified School District COP	5.000%	10/1/38	15	18
	Los Angeles CA Unified School District GO	5.000%	7/1/24	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/24	100	101
	Los Angeles CA Unified School District GO	5.000%	7/1/24	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/24	15	15
	Los Angeles CA Unified School District GO	5.000%	7/1/24	90	91
	Los Angeles CA Unified School District GO	5.000%	7/1/26	230	243
	Los Angeles CA Unified School District GO	5.000%	7/1/27	230	250
	Los Angeles CA Unified School District GO	5.000%	7/1/29	35	40
	Los Angeles CA Unified School District GO	5.000%	7/1/29	40	45
	Los Angeles CA Unified School District GO	5.000%	7/1/30	215	227
	Los Angeles CA Unified School District GO	5.000%	7/1/30	55	64
	Los Angeles CA Unified School District GO	5.000%	7/1/30	55	64
	Los Angeles CA Unified School District GO	5.000%	7/1/37	30	32
	Los Angeles CA Unified School District GO	5.000%	7/1/39	175	208
	Los Angeles CA Unified School District GO	5.250%	7/1/42	80	86
	Los Angeles CA Unified School District GO	5.250%	7/1/42	5	5
	Los Angeles CA Unified School District GO	2.625%	7/1/46	50	37
	Los Angeles CA Unified School District GO	5.250%	7/1/47	75	86
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/42	20	20

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/47	160	179
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	230	244
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10	11
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	30	32
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	100	105
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/26	70	74
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	75	87
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	55	65
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	100	119
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	50	54
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	200	221
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	90	103
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	50	53
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	25	27
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	50	53
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	45	48
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	20	20
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5	6
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	50	35
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	200	207
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	40	45
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	60	67
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	10	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	200	223
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	160	176
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	65	65
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	110	116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	275	290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	70	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	80	89
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	85	99
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	50	60
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	75	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	10	12
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	65	68
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	30	34
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	25	29
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	65	73
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	10	12
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	40	45
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	85	95
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	100	111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	185	199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	20	22

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	35	38
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	325	357
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	55	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	45	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	50	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	25	29
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	12
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	140	158
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	35	36
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	25	28
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	65	73
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	15	17
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	95	96
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	100	104
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	205	218
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	50	51
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	150	152
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	75	79
Los Rios Community College District GO	3.000%	8/1/25	60	60
Magnolia CA School District GO	0.000%	8/1/36	50	30
Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	10	10
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	10	10
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	40	41
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	40	43
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	55	57
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	10	11
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	5	6
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	5	6
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/45	20	22
	Montebello Unified School District GO	5.000%	8/1/41	15	16
[1]	Montebello Unified School District GO	5.000%	8/1/50	40	43
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	85	88
	Oakland CA GO	4.000%	1/15/39	30	30
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	45	45
[7]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	35	41
	Oakland Unified School District/Alameda County GO	3.000%	8/1/41	40	34
[7]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	40	40
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	50	52
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/51	385	384
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	15	17
	Orange County Water District Water Revenue	4.000%	8/15/41	25	25
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	10	11
	Peralta Community College District GO	4.000%	8/1/39	10	10
	Peralta Community College District GO	5.250%	8/1/42	65	76
	Peralta Community College District GO	5.500%	8/1/52	75	86
[1]	Perris Union CA High School District GO	4.000%	9/1/43	20	20
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	100	38
	Poway Unified School District GO	4.000%	8/1/29	50	50
	Poway Unified School District GO	0.000%	8/1/40	200	105
	Poway Unified School District GO	0.000%	8/1/46	175	64
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/36	60	67
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	50	55
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/38	20	22
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	5	5
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	35	36
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	150	152
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	85	93
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	35	38
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/43	15	16
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	90	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/45	140	156
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/24	15	15
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	70	78
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/36	20	23
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	130	144
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5	5
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	75	93
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	35	35
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	30	32
	San Diego CA Unified School District GO	5.000%	7/1/24	25	25
	San Diego CA Unified School District GO	0.000%	7/1/30	50	41
	San Diego CA Unified School District GO	0.000%	7/1/37	100	62
	San Diego CA Unified School District GO	3.125%	7/1/42	95	84
	San Diego CA Unified School District GO	5.000%	7/1/45	35	36
	San Diego CA Unified School District GO	5.000%	7/1/48	55	62
	San Diego CA Unified School District GO	5.000%	7/1/48	15	17
	San Diego CA Unified School District GO	3.000%	7/1/50	50	40
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	100	77
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	150	149
	San Diego Community College District GO	4.000%	8/1/43	50	52
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	50	52
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	90	90
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	20	21
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	275	270
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	85	92
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/28	65	72
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	145	161
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	75	89
	San Diego County Water Authority Water Revenue	4.000%	5/1/35	120	132
	San Diego County Water Authority Water Revenue	4.000%	5/1/38	15	16
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	20	23
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	25	27
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	10	11
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	40	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	40	42
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	385	407
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	45	47
San Diego Unified School District GO	5.000%	7/1/24	80	80
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	75	68
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	10	10
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	125	126
San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/47	70	80
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	75	59
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/24	25	25
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	55	56
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	205	211
San Francisco CA City & County COP	5.000%	4/1/29	240	249
San Francisco CA City & County COP	3.000%	4/1/31	50	50
San Francisco CA City & County COP	3.000%	4/1/32	60	60
San Francisco CA City & County COP	3.250%	4/1/34	50	50
San Francisco CA City & County GO	5.000%	6/15/25	25	26
San Francisco CA City & County GO	5.000%	6/15/30	70	78
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	50	51
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	50	53
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	140	149
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	115	122
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	220	238
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	30	31
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	7	8
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	5	5
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	220	231
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	25	29
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	25	25
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	35	36
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10	11
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	15	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	55	56
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	115	114
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/24	50	50
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	60	73
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	170	192
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/48	85	86
	San Francisco Community College District GO	5.000%	6/15/24	115	116
	San Francisco Community College District GO	4.000%	6/15/45	235	236
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/27	155	162
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	240	240
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	50	50
	San Francisco Unified School District GO	2.250%	6/15/45	10	7
[6]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	100	76
	San Jose Evergreen Community College District GO	4.000%	9/1/45	85	87
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	10	10
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	45	46
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	215	232
	San Marcos Unified School District GO	0.000%	8/1/51	100	30
	San Mateo Foster City CA School District GO	4.000%	8/1/48	10	10
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	50	54
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	50	33
	Santa Clara County CA GO	5.000%	8/1/31	70	76
	Santa Clara County CA GO	3.250%	8/1/39	5	5
	Santa Clara Unified School District GO	5.000%	7/1/24	10	10
	Santa Clara Unified School District GO	3.000%	7/1/35	65	63
	Santa Clara Unified School District GO	3.000%	7/1/36	120	115
	Santa Clara Unified School District GO	3.500%	7/1/42	20	19
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/24	25	25
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	50	55
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	190	233
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/47	45	51
	Sonoma County Junior College District GO	5.000%	8/1/41	25	26
	Southern California Metropolitan Water District Water Revenue	5.000%	8/1/24	15	15

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/48	75	85
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	25	25
Southwestern Community College District GO	4.000%	8/1/47	75	75
Southwestern Community College District GO, Prere.	5.000%	8/1/25	125	129
State Center Community College District GO	5.000%	8/1/47	75	84
Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	180	189
University of California College & University Revenue	5.000%	5/15/24	90	90
University of California College & University Revenue	5.000%	5/15/24	25	25
University of California College & University Revenue	5.000%	5/15/24	20	20
University of California College & University Revenue	5.000%	5/15/24	30	30
University of California College & University Revenue	5.000%	5/15/24	20	20
University of California College & University Revenue	5.000%	5/15/26	65	67
University of California College & University Revenue	5.000%	5/15/28	105	108
University of California College & University Revenue	5.000%	5/15/29	10	11
University of California College & University Revenue	5.000%	5/15/30	65	70
University of California College & University Revenue	5.000%	5/15/30	70	74
University of California College & University Revenue	5.000%	5/15/31	245	251
University of California College & University Revenue	5.000%	5/15/32	125	151
University of California College & University Revenue	5.000%	5/15/35	55	67
University of California College & University Revenue	5.000%	5/15/36	65	70
University of California College & University Revenue	5.000%	5/15/37	100	107
University of California College & University Revenue	5.000%	5/15/37	20	24
University of California College & University Revenue	5.000%	5/15/41	15	17
University of California College & University Revenue	5.000%	5/15/43	25	28
University of California College & University Revenue	5.000%	5/15/43	35	40
University of California College & University Revenue	4.000%	5/15/46	200	203
University of California College & University Revenue	4.000%	5/15/47	80	80
University of California College & University Revenue	5.000%	5/15/47	65	69
University of California College & University Revenue	2.500%	5/15/50	50	34
University of California College & University Revenue	5.000%	5/15/52	35	39
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	30	31

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue (Limited Project)	5.000%	5/15/43	95	102
University of California College & University Revenue (Limited Project)	5.000%	5/15/46	5	6
University of California College & University Revenue (Limited Project)	3.000%	5/15/51	75	60
University of California College & University Revenue (Limited Project)	4.000%	5/15/51	90	88
University of California College & University Revenue VRDO	3.500%	3/1/24	125	125
Ventura County Community College District GO	5.000%	8/1/29	70	72
West Valley-Mission Community College District GO	5.000%	8/1/24	75	76
Yosemite Community College District GO	5.000%	8/1/29	70	72
Yosemite Community College District GO, Prere.	5.000%	8/1/25	100	103
Total Tax-Exempt Municipal Bonds (Cost $34,841)				34,971
Total Investments (99.2%) (Cost $34,841)				34,971
Other Assets and Liabilities—Net (0.8%)				269
Net Assets (100%)				35,240
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
VRDO—Variable Rate Demand Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 29, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.